Financial Instruments - Fair Values and Risk Management - Summary of Insured and Non-insured Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 32,508	€ 32,819	€ 32,819
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	35,880	36,480	€ 36,480
Gross carrying amount [member] | Insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	24,250	23,253
Gross carrying amount [member] | Non-insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	11,630	13,227
Provision for doubtful accounts [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ (3,372)	€ (3,661)